VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	2012	2011
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	1,041,126	896,830

During 2012, the Company took delivery of five newbuilding drybulk carriers at an aggregate cost of $145.2 million and two car carriers at an aggregate cost of $76.9 million. During 2011, the Company took delivery of four newbuilding drybulk carriers at an aggregate cost of $123.5 million and the jack-up drilling rig Soehanah at a cost of $151.6 million.

Depreciation expense was $55.6 million for the year ended December 31, 2012 (2011: $49.9 million; 2010: $34.2 million).